Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred
Maximum Aggregate Offering Price	$ 25,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.45